Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Weighted average basic and diluted number of common shares outstanding [abstract]
Anti-dilutive preferred shares
Anti-dilutive stock options	12,366,667	12,578,957
Anti-dilutive warrants	1,275,792	4,218,822